Subsequent Events (Narrative) (Detail) (Subsequent Event [Member], JPY ¥)	0 Months Ended	1 Months Ended
	Nov. 14, 2014	Dec. 18, 2014	Nov. 27, 2014
Common Stock [Member]
Approval Of Dividends:
Dividends payable, date of record	Sep. 30, 2014
Dividends payable, amount per share	¥ 9
Dividends payable, total amount	¥ 127,515,000,000
Dividends payable, date to be paid	Dec. 05, 2014
Repurchase of own shares:
Own shares repurchased during period, shares		148,595,500
Own shares repurchased during period, value		100,000,000,000
Common Stock [Member] | Maximum [Member]
Repurchase of own shares:
Number of shares allowed for repurchase	180,000,000
Percentage of shares allowed for repurchase over total number of outstanding shares	1.27%
Aggregate amount of shares allowed for repurchase	100,000,000,000
MUFG Capital Finance 9 [Member] | Series C Non-Cumulative And Non-Dilutive Perpetual Preferred Securities [Member]
Announcement to redeem "Non-dilutive" Preferred Securities Issued by a Special Purpose Company:
Redemption value of preferred securities MUFG announced			¥ 130,000,000,000